Significant Accounting Policies Accounting Policies - Warranties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's accrual for product warranty claims
Balance at January 1	$ 22,071	$ 23,103	$ 22,214
Charges to expense	28,590	29,957	23,092
Settlements	(27,951)	(30,989)	(22,203)
Balance at December 31	$ 22,710	$ 22,071	$ 23,103